Debt (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended					12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended				12 Months Ended						12 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Senior Notes Payable Due 2014 [Member]	Dec. 31, 2012 Senior Notes Payable Due 2014 [Member]	Dec. 31, 2013 Senior Notes Payable Due 2015 [Member]	Dec. 31, 2012 Senior Notes Payable Due 2015 [Member]	Dec. 31, 2013 Senior Notes Payable Due 2016 [Member]	Dec. 31, 2012 Senior Notes Payable Due 2016 [Member]	Dec. 31, 2013 Senior Notes Payable Due 2018 [Member]	Dec. 31, 2012 Senior Notes Payable Due 2018 [Member]	Dec. 31, 2013 Senior Notes Payable Due 2021 [Member]	Dec. 31, 2012 Senior Notes Payable Due 2021 [Member]	Dec. 31, 2013 Senior Notes Payable Due 2022 [Member]	Dec. 31, 2012 Senior Notes Payable Due 2022 [Member]	Dec. 31, 2013 Senior Notes Payable Due 2023 [Member]	Dec. 31, 2012 Senior Notes Payable Due 2023 [Member]	Dec. 31, 2013 Senior Notes Payable Due 2038 [Member]	Dec. 31, 2012 Senior Notes Payable Due 2038 [Member]	Dec. 31, 2013 Senior Notes Payable Due 2041 [Member]	Dec. 31, 2012 Senior Notes Payable Due 2041 [Member]	Dec. 31, 2013 Senior Notes Payable [Member]	Dec. 31, 2012 Senior Notes Payable [Member]	Dec. 31, 2013 Senior Notes Payable Due 2043 [Member]	Dec. 31, 2012 Senior Notes Payable Due 2043 [Member]	Dec. 31, 2013 Other Debt [Member]	Dec. 31, 2012 Other Debt [Member]	Dec. 31, 2013 Obligations Under Capital Leases [Member]	Dec. 31, 2012 Obligations Under Capital Leases [Member]	Dec. 31, 2013 Public offering [Member]	May 17, 2012 Public offering [Member]	Dec. 31, 2013 Amended Line of Credit [Member]	Dec. 31, 2013 Line of Credit Multi Currency [Member]
Debt Instrument [Line Items]
Principal outstanding, net of unamortized discount	$ 2,859.8	$ 2,076.2		$ 250.0	$ 250.0	$ 250.0	$ 250.0	$ 250.0	$ 0	$ 450.0	$ 450.0	$ 250.0	$ 250.0	$ 250.0	$ 250.0	$ 250.0	$ 0	$ 300.0	$ 300.0	$ 250.0	$ 250.0			$ 250.0	$ 0	$ 56.6	$ 19.6	$ 60.2	$ 60.7
Unamortized original issue discount																						(7.0)	(4.1)
Current maturities	(297.0)	(29.2)
Long-term maturities	2,562.8	2,047.0
Maturity date				Jun. 02, 2014		Apr. 30, 2015		Dec. 15, 2016		Jul. 15, 2018		Jun. 01, 2021		Apr. 30, 2022		Dec. 15, 2023		Jul. 15, 2038		Jun. 01, 2041				Dec. 15, 2043								Jun. 06, 2016
Interest rate (in hundredths)						1.60%		1.15%		6.375%		4.50%		3.60%		4.00%		7.00%		5.95%				5.125%
Issuance date of unsecured senior notes																														Dec. 16, 2013
Issued amount (Senior Notes)																															750.0
Debt instrument, date of first required payment								Jun. 15, 2014								Jun. 15, 2014
Percentage of principal amount under a change of control repurchase event (in hundredths)								99.982%								99.641%								99.092%
Maximum borrowing capacity																																835.0	170.0
Letters of credit outstanding																																25.4	126.4
Remaining capacity under revolving line of credit facility																																809.6	43.6
Weighted-average interest rate on other debt (in hundredths)																										6.10%	9.20%
Future maturities, 2014	284.1
Future maturities, 2015	251.1
Future maturities, 2016	271.4
Future maturities, 2018	450.0
Future maturities, thereafter	1,550.0
Interest expensed and paid [Abstract]
Interest expensed	114.3	104.2	92.2
Interest paid	$ 104.9	$ 96.5	$ 102.6